Proved Properties (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Proved Properties
Schedule of proved properties including wells and related equipment

	September 30,	December 31,
	2013	2012
	(in thousands)
Proved leasehold costs	$411,657	$376,271
Wells and related equipment - Completed	634,980	379,036
Wells and related equipment - In process	38,244	33,264
Total proved properties	$1,084,881	$788,571

	December 31,
	2012	2011
	(in thousands)
Proved leasehold costs	$376,271	$283,302
Wells and related equipment—completed	379,036	89,140
Wells and related equipment—in process	33,264	26,763

Total proved properties	$788,571	$399,205